Valued Advisers Trust

Geier Strategic Total Return Fund

Supplement to the Prospectus dated February 28, 2012

Supplement dated December 13, 2012

On December 11-12, 2012, the Board of Trustees of the Valued Advisers Trust approved a change to the investment objective of the Geier Strategic Total Return Fund (the "Fund") that was requested by Geier Asset Management, Inc. (the "Adviser"), the investment adviser to the Fund. The Adviser requested that the Fund’s investment objective be clarified to reflect the fact that in managing the Fund’s portfolio it focuses on protecting capital under all market conditions as opposed to outperforming a benchmark on a relative basis. The change to the investment objective will become effective on February 28, 2013.

The section of the Prospectus captioned "Summary Section – Investment Objective" will be deleted in its entirety and replaced with the following:

The investment objective of the Geier Strategic Total Return Fund (the "Fund") is to provide long-term total return from income and capital appreciation, with an emphasis on protection of capital under all market conditions.

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